Segment reporting (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of segment reporting [Line Items]
Revenue	₨ 35,633,922	$ 427,399	₨ 33,403,726		₨ 27,025,675
Bank charges	164,980		147,117		₨ 107,834
Operating Expenses [Member]
Disclosure of segment reporting [Line Items]
Bank charges	164,980	$ 1,979	₨ 147,089	$ 1,789
One Customer of Data center-centric IT services [Member]
Disclosure of segment reporting [Line Items]
Revenue	₨ 4,171,000
More Than [Member]
Disclosure of segment reporting [Line Items]
Percentage of entity's revenue	10.00%	10.00%